UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00945
                                                     ---------

                              Phoenix Equity Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer ,            John H. Beers, Esq.
    Counsel and Secretary for Registrant         Vice President and Counsel
       Phoenix Life Insurance Company          Phoenix Life Insurance Company
              One American Row                        One American Row
           Hartford, CT 06103-2899                 Hartford, CT 06103-2899
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                  Date of reporting period: September 30, 2007
                                            ------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


Phoenix Mid-Cap Value Fund


                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UAUDITED)


                                                    SHARES          VALUE
                                                   ---------    ------------
DOMESTIC COMMON STOCKS--89.0%

AEROSPACE & DEFENSE--2.5%
Raytheon Co.                                         378,600    $ 24,162,252

APPAREL RETAIL--7.0%
Foot Locker, Inc.                                  1,933,900      29,646,687
Limited Brands, Inc.                               1,639,400      37,525,866
                                                                ------------
                                                                  67,172,553
                                                                ------------
AUTO PARTS & EQUIPMENT--3.2%
Lear Corp.(b)                                        657,000      21,089,700
WABCO Holdings, Inc.                                 209,367       9,787,892
                                                                ------------
                                                                  30,877,592
                                                                ------------
BUILDING PRODUCTS--7.1%
American Standard Cos., Inc.                         878,000      31,274,360
Masco Corp.                                          423,600       9,814,812
Owens Corning, Inc.(b)                               688,800      17,254,440
USG Corp.(b)                                         251,900       9,458,845
                                                                ------------
                                                                  67,802,457
                                                                ------------
DEPARTMENT STORES--4.6%
Penney (J.C.) Co., Inc.                              691,800      43,839,366

DIVERSIFIED CHEMICALS--3.2%
Hercules, Inc.                                     1,456,300      30,611,426

ELECTRIC UTILITIES--3.7%
Duke Energy Corp.                                  1,871,984      34,987,381

ELECTRICAL COMPONENTS & EQUIPMENT--2.2%
Thomas & Betts Corp.(b)                              349,200      20,477,088

ENVIRONMENTAL & FACILITIES SERVICES--6.0%
Allied Waste Industries, Inc.(b)                   2,295,150      29,263,163
Waste Management, Inc.                               727,500      27,455,850
                                                                ------------
                                                                  56,719,013
                                                                ------------
FOOD RETAIL--4.0%
Safeway, Inc.                                      1,154,400      38,222,184

GAS UTILITIES--2.1%
ONEOK, Inc.                                          427,100      20,244,540

GENERAL MERCHANDISE STORES--2.5%
Big Lots, Inc.(b)                                    791,600      23,621,344

HOME IMPROVEMENT RETAIL--2.3%
Home Depot, Inc. (The)                               661,100      21,446,084



                                                     SHARES        VALUE
                                                   ---------    ------------

HOUSEWARES & SPECIALTIES--4.3%
Fortune Brands, Inc.                                 507,900    $ 41,388,771

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--6.4%
Dynegy, Inc. Class A(b)                            3,221,600      29,767,584
Mirant Corp.(b)                                      755,700      30,741,876
                                                                ------------
                                                                  60,509,460
                                                                ------------
METAL & GLASS CONTAINERS--7.6%
Ball Corp.                                           384,400      20,661,500
Crown Holdings, Inc.(b)                              953,900      21,710,764
Owens-Illinois, Inc.(b)                              719,950      29,841,927
                                                                ------------
                                                                  72,214,191
                                                                ------------
MULTI-UTILITIES--1.9%
Dominion Resources, Inc.                             219,900      18,537,570

OFFICE SERVICES & SUPPLIES--1.9%
ACCO Brands Corp.(b)                                 819,832      18,397,030

OIL & GAS STORAGE & TRANSPORTATION--4.7%
Spectra Energy Corp.                               1,840,042      45,044,228

PACKAGED FOODS & MEATS--5.2%
Del Monte Foods Co.                                1,807,300      18,976,650
Sara Lee Corp.                                     1,816,700      30,320,723
                                                                ------------
                                                                  49,297,373
                                                                ------------
PAPER PACKAGING--2.5%
Packaging Corp. of America                           813,100      23,636,817

PROPERTY & CASUALTY INSURANCE--2.1%
Alleghany Corp.(b)                                    49,567      20,124,202

TRUCKING--2.0%
Con-Way, Inc.                                        423,800      19,494,800
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $798,266,915)                                   848,827,722
----------------------------------------------------------------------------
FOREIGN COMMON STOCKS(c)--9.3%

COMMODITY CHEMICALS--2.1%
NOVA Chemicals Corp. (United States)                 522,100      20,153,060

FOOD RETAIL--5.0%
Koninklijke Ahold NV Sponsored ADR
(Netherlands)(b)                                   3,149,800      47,482,605

HEAVY ELECTRICAL EQUIPMENT--2.2%
ABB Ltd. Sponsored ADR (Switzerland)                 798,900      20,955,147

Phoenix Mid-Cap Value Fund

----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $59,396,110)                                     88,590,812
----------------------------------------------------------------------------


                                                   PAR VALUE
                                                     (000)         VALUE
                                                   ---------    ------------
MEDIUM TERM NOTES--0.1%


DIVERSIFIED BANKS--0.1%
FleetBoston Financial Corp. 3.85%, 2/15/08         $ 1,000      $    995,198
----------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $994,906)                                           995,198
----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $858,657,931)                                   938,413,732
                                                                ------------
SHORT-TERM INVESTMENTS--0.9%

COMMERCIAL PAPER(d)--0.9%
Archer Daniels Midland Co. 4.90%, 10/2/07 ...      $   4,275    $  4,274,418
Bank of America Corp. 5.36%, 11/19/07 .......            600         595,155
Cargill, Inc. 4.85%, 10/31/07 ...............            650         647,373
Northern Illinois Gas Co. 4.90%, 10/1/07 ....          1,005       1,005,000
Target Corp. 4.80%, 11/8/07 .................          2,500       2,487,333
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $9,009,747)                                       9,009,279
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $867,667,678)                                   947,423,011(a)

Other assets and liabilities, net--0.7%                            6,400,099
                                                                ------------
NET ASSETS--100.0%                                              $953,823,110
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $126,522,281 and gross depreciation of $46,867,862 for federal income tax purposes. At September, 2007, the aggregate cost of securities for federal income tax purposes was $867,768,592.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

Phoenix Value Opportunities Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)


                                                     SHARES        VALUE
                                                   ---------     -----------
DOMESTIC COMMON STOCKS--95.3%

AEROSPACE & DEFENSE--3.3%
Boeing Co. (The)                                       2,700     $   283,473
L-3 Communications Holdings, Inc.                     15,800       1,613,812
Northrop Grumman Corp.                                16,900       1,318,200
                                                                 -----------
                                                                   3,215,485
                                                                 -----------
AIRLINES--1.0%
Continental Airlines, Inc. Class B(b)                 12,200         402,966
SkyWest, Inc.                                          7,000         176,190
US Airways Group, Inc.(b)                             14,172         372,015
                                                                 -----------
                                                                     951,171
                                                                 -----------
APPAREL RETAIL--0.3%
TJX Cos., Inc. (The)                                  11,300         328,491

ASSET MANAGEMENT & CUSTODY BANKS--0.9%
Ameriprise Financial, Inc.                            13,200         833,052

BREWERS--0.9%
Molson Coors Brewing Co. Class B                       8,600         857,162

BROADCASTING & CABLE TV--0.8%
CBS Corp. Class B                                      5,000         157,500
DIRECTV Group, Inc. (The)(b)                          25,300         614,284
                                                                 -----------
                                                                     771,784
                                                                 -----------
COMMUNICATIONS EQUIPMENT--0.1%
InterDigital, Inc.(b)                                  4,100          85,198

COMPUTER HARDWARE--4.5%
Dell, Inc.(b)                                         19,600         540,960
International Business Machines Corp.                 32,800       3,863,840
                                                                 -----------
                                                                   4,404,800
                                                                 -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.2%
Cummins, Inc.                                          9,400       1,202,166

CONSUMER FINANCE--0.3%
Discover Financial Services(b)                        13,500         280,800

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Computer Sciences Corp.(b)                             4,600         257,140

DEPARTMENT STORES--1.4%
Dillard's, Inc. Class A                               64,200       1,401,486

DIVERSIFIED BANKS--0.7%
Wells Fargo & Co.                                     20,200         719,524



                                                    SHARES          VALUE
                                                   ---------     -----------
DIVERSIFIED CHEMICALS--0.8%
Eastman Chemical Co.                                  10,900     $   727,357

DIVERSIFIED METALS & MINING--3.2%
Freeport-McMoRan Copper & Gold, Inc.
(Indonesia)(c)                                        30,100       3,157,189

ELECTRIC UTILITIES--2.9%
FirstEnergy Corp.                                     44,381       2,811,092

FOOD RETAIL--3.3%
Kroger Co. (The)                                     110,200       3,142,904
Safeway, Inc.                                          3,200         105,952
                                                                 -----------
                                                                   3,248,856
                                                                 -----------
GAS UTILITIES--0.0%
Star Gas Partners, L.P.(b)                             8,000          36,320

GENERAL MERCHANDISE STORES--0.9%
Big Lots, Inc.(b)                                     30,400         907,136

HOME FURNISHINGS--0.1%
Tempur-Pedic International, Inc.                       1,733          61,955

HYPERMARKETS & SUPER CENTERS--0.7%
Wal-Mart Stores, Inc.                                 15,800         689,670

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
Mirant Corp.(b)                                        3,400         138,312

INDUSTRIAL MACHINERY--1.4%
Eaton Corp.                                           10,600       1,049,824
Parker Hannifin Corp.                                    900         100,647
Robbins & Myers, Inc.                                  4,500         257,805
                                                                 -----------
                                                                   1,408,276
                                                                 -----------
INTEGRATED OIL & GAS--13.3%
Chevron Corp.                                         34,300       3,209,794
ConocoPhillips                                         3,700         324,749
Exxon Mobil Corp.                                     65,260       6,040,466
Marathon Oil Corp.                                    58,800       3,352,776
                                                                 -----------
                                                                  12,927,785
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
AT&T, Inc.                                             6,200         262,322
Qwest Communications International, Inc.(b)           13,600         124,576
Verizon Communications, Inc.                          15,000         664,200
                                                                 -----------
                                                                   1,051,098
                                                                 -----------

Phoenix Value Opportunities Fund

                                                    SHARES          VALUE
                                                   ---------     -----------

INTERNET RETAIL--0.7%
Expedia, Inc.(b)                                      20,300     $   647,164

INVESTMENT BANKING & BROKERAGE--7.0%
Goldman Sachs Group, Inc. (The)                       17,100       3,706,254
Merrill Lynch & Co., Inc.                             26,800       1,910,304
Morgan Stanley                                        19,300       1,215,900
                                                                 -----------
                                                                   6,832,458
                                                                 -----------
LEISURE PRODUCTS--0.2%
Hasbro, Inc.                                           5,600         156,128

LIFE & HEALTH INSURANCE--1.9%
MetLife, Inc.                                         26,772       1,866,811

MANAGED HEALTH CARE--4.6%
CIGNA Corp.                                           12,700         676,783
Coventry Health Care, Inc.(b)                          2,500         155,525
UnitedHealth Group, Inc.                              59,200       2,867,056
WellPoint, Inc.(b)                                    10,400         820,768
                                                                 -----------
                                                                   4,520,132
                                                                 -----------
MULTI-LINE INSURANCE--2.9%
Assurant, Inc.                                         5,300         283,550
Genworth Financial, Inc. Class A                      38,300       1,176,959
Hartford Financial Services Group, Inc. (The)         14,854       1,374,738
                                                                 -----------
                                                                   2,835,247
                                                                 -----------
MULTI-UTILITIES--0.5%
Xcel Energy, Inc.                                     20,300         437,262

OIL & GAS REFINING & MARKETING--5.1%
Tesoro Corp.                                          35,800       1,647,516
Valero Energy Corp.                                   49,200       3,305,256
                                                                 -----------
                                                                   4,952,772
                                                                 -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--4.5%
JPMorgan Chase & Co.                                  96,100       4,403,302

PAPER PRODUCTS--1.9%
International Paper Co.                               50,500       1,811,435

PERSONAL PRODUCTS--2.4%
Alberto-Culver Co.                                    71,100       1,762,569
NBTY, Inc.(b)                                         15,000         609,000
                                                                 -----------
                                                                   2,371,569
                                                                 -----------
PHARMACEUTICALS--1.7%
King Pharmaceuticals, Inc.(b)                         74,828         876,984
Pfizer, Inc.                                          32,100         784,203
                                                                 -----------
                                                                   1,661,187
                                                                 -----------



                                                    SHARES          VALUE
                                                   ---------     -----------
PROPERTY & CASUALTY INSURANCE--4.3%
Axis Capital Holdings Ltd.                            12,030     $   468,088
Chubb Corp. (The)                                     29,000       1,555,560
CNA Financial Corp.                                    1,000          39,320
Travelers Cos., Inc. (The)                            41,392       2,083,673
                                                                 -----------
                                                                   4,146,641
                                                                 -----------
PUBLISHING--0.3%
Idearc, Inc.                                           9,400         295,818

REGIONAL BANKS--1.4%
KeyCorp                                                5,500         177,815
SunTrust Banks, Inc.                                  14,800       1,119,916
W Holding Co., Inc.                                   21,200          47,488
                                                                 -----------
                                                                   1,345,219
                                                                 -----------
RESTAURANTS--2.9%
Darden Restaurants, Inc.                              31,800       1,331,148
McDonald's Corp.                                      27,300       1,487,031
O'Charley's, Inc.                                      3,000          45,480
                                                                 -----------
                                                                   2,863,659
                                                                 -----------
SPECIALIZED CONSUMER SERVICES--0.0%
Jackson Hewitt Tax Service, Inc.                         200           5,592

SPECIALTY STORES--0.0%
Trans World Entertainment Corp.(b)                     9,500          43,510

STEEL--2.7%
Cleveland-Cliffs, Inc.                                 1,982         174,356
Nucor Corp.                                           20,800       1,236,976
Ryerson, Inc.                                          1,400          47,236
United States Steel Corp.                             11,000       1,165,340
                                                                 -----------
                                                                   2,623,908
                                                                 -----------
THRIFTS & MORTGAGE FINANCE--3.2%
Fannie Mae                                            38,800       2,359,428
FirstFed Financial Corp.(b)                           13,352         661,592
PMI Group, Inc. (The)                                  4,300         140,610
                                                                 -----------
                                                                   3,161,630
                                                                 -----------
TOBACCO--1.5%
Altria Group, Inc.                                     8,900         618,817
Loews Corp. - Carolina Group                          10,600         871,638
                                                                 -----------
                                                                   1,490,455
                                                                 -----------
WIRELESS TELECOMMUNICATION SERVICES--2.1%
Sprint Nextel Corp.                                  102,800       1,953,200

Phoenix Value Opportunities Fund

                                                    SHARES          VALUE
                                                   ---------     -----------

WIRELESS TELECOMMUNICATION SERVICES--(CONTINUED)
USA Mobility, Inc.(b)                                  3,800     $    64,106
                                                                 -----------
                                                                   2,017,306
                                                                 -----------

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $84,728,073)                                     92,962,510
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--3.7%


MARINE--0.3%
TBS International Ltd. (Bermuda)(b)                    7,486         308,797

PROPERTY & CASUALTY INSURANCE--3.0%
ACE Ltd. (United States)                              25,407       1,538,902
XL Capital Ltd. Class A (United States)               17,840       1,412,928
                                                                 -----------
                                                                   2,951,830
                                                                 -----------
REINSURANCE--0.4%
Arch Capital Group Ltd. (United States)(b)             4,664         347,048
PartnerRe Ltd. (United States)                           363          28,674
                                                                 -----------
                                                                     375,722
                                                                 -----------
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,420,440)                                       3,636,349
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $88,148,513)                                     96,598,859
                                                                 -----------



                                                   PAR VALUE
                                                     (000)          VALUE
                                                   ---------     -----------

SHORT-TERM INVESTMENTS--0.8%

COMMERCIAL PAPER(d)--0.8%
Govco, Inc. 5.10%, 10/1/07                             $ 740     $   740,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $740,000)                                           740,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $88,888,513)                                     97,338,859(a)

Other assets and liabilities, net--0.2%                              238,184
                                                                 -----------
NET ASSETS--100.0%                                               $97,577,043
                                                                 ===========


(a) Federal Income Tax Information : Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,411,361 and gross depreciation of $2,970,061 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $88,897,559.
(b) Non-income producing.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

PHOENIX EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies consistently followed by the Phoenix Equity Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.


   A. SECURITY VALUATION

       Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

       Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

       As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

       Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

        Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.


      In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

      Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.


   B. FOREIGN SECURITY COUNTRY DETERMINATION

       A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.




ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Equity Trust
                           -----------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 20, 2007
                           -----------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 20, 2007
                           -----------------------------------------------------


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           W. Patrick Bradley,
                           Chief Financial Officer and Treasurer
                           (principal financial officer)

Date                       November 20, 2007
                           -----------------------------------------------------



* Print the name and title of each signing officer under his or her signature.